Summary of Significant Accounting Policies - Segment Information (Details) - segment	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Number of operating segment	1
Number of reportable segment	1
MARIADB CORPORATION AB [Member]
Number of operating segment		1
Number of reportable segment		1